Related Party Transactions - Additional Information (Details) - USD ($)						1 Months Ended		12 Months Ended
	Oct. 15, 2025	Oct. 02, 2024	Jan. 10, 2024	Oct. 17, 2022	Oct. 12, 2022	Sep. 30, 2025	Aug. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2025	Oct. 08, 2025	Nov. 30, 2024
Related Party Transactions
Extension promissory notes - related party										$ 280,025		$ 518,468
CIK_0001843477_Spring Valley Acquisition Corp. II
Related Party Transactions
Borrowings against the note								$ 900,000
Loan amount converted into warrants								1,500,000
General and administrative expenses								1,330,775	$ 842,565
Sponsor | CIK_0001843477_Spring Valley Acquisition Corp. II
Related Party Transactions
Monthly contribution to trust accounts per shares	$ 0.01
Threshold extension period	6 months
Advance from sponsor						$ 550,000	$ 550,000
Extension promissory notes - related party								0	0
Private Placement Warrants | CIK_0001843477_Spring Valley Acquisition Corp. II
Related Party Transactions
Sale of private placement warrants (in shares)				13,350,000
Price of warrant				$ 1
Proceeds from sale of private placement warrants				$ 13,400,000
Number of shares issuable per warrant				1
Exercise price of warrants				$ 11.5
Unsecured promissory note (the "Note") | Sponsor | CIK_0001843477_Spring Valley Acquisition Corp. II
Related Party Transactions
Principal amount											$ 1,500,000
Principal amount conversion price											$ 1
Borrowings against the note								900,000
Balance available for withdrawal								600,000
Promissory Note to Sponsor | CIK_0001843477_Spring Valley Acquisition Corp. II
Related Party Transactions
Maximum borrowing capacity of related party promissory note								$ 300,000
Related Party Loans | Working capital loans warrant | CIK_0001843477_Spring Valley Acquisition Corp. II
Related Party Transactions
Price of warrant								$ 1
Loan amount converted into warrants								$ 1,500,000
Unsecured promissory note | Sponsor | CIK_0001843477_Spring Valley Acquisition Corp. II
Related Party Transactions
Monthly contribution to trust account		$ 150,000	$ 150,000					150,000
Maximum aggregate amount			$ 3,150,000					3,150,000
Monthly contribution to trust accounts per shares		$ 0.02
Promissory note, borrowed amount								1,500,000
Advance from sponsor								1,500,000
Unsecured promissory note | Sponsor | Class A ordinary shares | CIK_0001843477_Spring Valley Acquisition Corp. II
Related Party Transactions
Monthly contribution to trust accounts per shares		$ 0.02
Administrative Services Agreement | CIK_0001843477_Spring Valley Acquisition Corp. II
Related Party Transactions
Expenses per month					$ 10,000
Expenses incurred								0	120,000
Unpaid fees								$ 0	$ 120,000